Net Income (loss) Per Share (Details) - $ / shares	9 Months Ended
	Sep. 30, 2022	Jul. 21, 2022
Net Income (loss) Per Share (Details) [Line Items]
Average market price per share (in Dollars per share)	$ 11.5	$ 11.5
Private Warrants [Member]
Net Income (loss) Per Share (Details) [Line Items]
Warrants outstanding	9,223,261
Public Warrants [Member]
Net Income (loss) Per Share (Details) [Line Items]
Warrants outstanding	6,223,261
Average market price per share (in Dollars per share)	$ 11.5
Sponsor Earnout Shares [Member]
Net Income (loss) Per Share (Details) [Line Items]
Antidilutive shares	763,908
Opal Earnout Shares [Member]
Net Income (loss) Per Share (Details) [Line Items]
Antidilutive shares	10,000,000
Common Class B [Member]
Net Income (loss) Per Share (Details) [Line Items]
Antidilutive shares	144,399,037